GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The Company's Goodwill balance on the Consolidated balance sheet is comprised of the following amounts:

at December 31	2022		2021
(millions)	Canadian dollars	US dollars	Canadian dollars	US dollars

Columbia Pipeline Group, Inc.	9,948	7,351	9,303	7,351
ANR	2,634	1,946	2,464	1,946
Great Lakes	165	122	725	573
North Baja	65	48	61	48
Tuscarora	31	23	29	23
	12,843	9,490	12,582	9,941
Changes in Goodwill were as follows:

(millions of Canadian $)	U.S. Natural Gas Pipelines

Balance at January 1, 2021	12,679
Foreign exchange rate changes	(97)
Balance at December 31, 2021[1]	12,582
Great Lakes impairment charge	(571)
Foreign exchange rate changes	832
Balance at December 31, 2022[1]	12,843
1Represents gross amount of goodwill as at December 31, 2022 of $14,578 million (2021 – $13,746 million), net of accumulated impairment of $1,735 million (2021 – $1,164 million).